Nature of Business (Details) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2014 Grant Segments	Jun. 30, 2013	Dec. 31, 2013 Segments Grant	Dec. 31, 2012	Dec. 31, 2011
Nature of Business (Textual)
Number of active business segments	2		2
Number of grants	3		4
Cash and cash equivalents	$ 5,041,332	$ 8,127,742	$ 5,856,242	$ 3,356,380	$ 5,996,668
Net decrease in cash and cash equivalents	(814,910)	4,771,362	2,499,862	(2,640,288)
Percentage decrease in cash and cash equivalents	14.00%		74.00%
Working capital, carrying value	3,533,937		5,855,046	2,682,383
Decrease in working capital	2,321,109		3,172,663
Percentage decrease in cash and cash equivalents	40.00%		118.00%
Proceed from issuance of common stock pursuant to Fusion equity line			235,975
Net cash used in operating activities	(1,100,197)	(1,446,886)	4,456,973	2,635,533
Increase in net cash used in provided by operating activities			1,821,440
Active grant funding available	31,400,000		33,200,000
Proceeds from net operating losses	750,356		750,356
Non-cash warrant liability	8,774,320		8,281,247
Proceeds from net operating losses			6,738,588
Equity facility, face amount	10,000,000
Equity facility, available amount	$ 9,800,000
Debt Instrument, Maturity Date	Oct. 31, 2016